Changes in Capital Accounts, At the Market Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 27, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 09, 2022	Jun. 01, 2022	Dec. 31, 2021	Mar. 05, 2021
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)		$ 0.01		$ 0.01		$ 0.01	$ 0.01
Net proceeds from issuance of common stock		$ 673	$ 0
H.C. Wainwright & Co., LLC [Member]
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)								$ 0.01
Shares issued (in shares)			35,128
Net proceeds from issuance of common stock			$ 1,338
Virtu Americas LLC [Member]
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)					$ 0.01
Shares issued (in shares)	224,817			140,379
Net proceeds from issuance of common stock	$ 673			$ 450
Maximum [Member] | H.C. Wainwright & Co., LLC [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM								$ 5,900
Maximum [Member] | Virtu Americas LLC [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM					$ 30,000